UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian A. Krawez
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/ Brian A. Krawez     Scotts Valley, CA     May 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,344,658 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    32124   524138 SH       SOLE                    79359        0   444779
ADVANCE AUTO PARTS INC         COM              00751Y106    77382   873681 SH       SOLE                   146802        0   726879
AFLAC INC                      COM              001055102    34044   740247 SH       SOLE                   119925        0   620322
APPLE INC                      COM              037833100    90261   150548 SH       SOLE                    24645        0   125903
BARRICK GOLD CORP              COM              067901108    63777  1466817 SH       SOLE                   248502        0  1218315
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    33674   414962 SH       SOLE                    85975        0   328987
CANADIAN NATL RY CO            COM              136375102    26676   335841 SH       SOLE                    28743        0   307098
CHEVRON CORP NEW               COM              166764100    58525   545894 SH       SOLE                    94115        0   451779
CME GROUP INC                  COM              12572Q105    36079   124698 SH       SOLE                    20667        0   104031
CVS CAREMARK CORPORATION       COM              126650100    63660  1420985 SH       SOLE                   212812        0  1208173
ETFS PLATINUM TR               SH BEN INT       26922V101      384     2375 SH       SOLE                        0        0     2375
EXXON MOBIL CORP               COM              30231G102      650     7500 SH       SOLE                        0        0     7500
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      378     8410 SH       SOLE                        0        0     8410
INTERNATIONAL BUSINESS MACHS   COM              459200101    59360   284497 SH       SOLE                    43186        0   241311
JOHNSON & JOHNSON              COM              478160104    22858   346538 SH       SOLE                    53093        0   293445
KRAFT FOODS INC                CL A             50075N104    53930  1418829 SH       SOLE                   197925        0  1220904
LIFE TECHNOLOGIES CORP         COM              53217V109    36822   754250 SH       SOLE                   131266        0   622984
LOCKHEED MARTIN CORP           COM              539830109    65657   730659 SH       SOLE                   121510        0   609149
LOEWS CORP                     COM              540424108    51616  1294620 SH       SOLE                   242180        0  1052440
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    22745   459114 SH       SOLE                    92404        0   366710
MCDONALDS CORP                 COM              580135101    50621   516011 SH       SOLE                    72756        0   443255
MCKESSON CORP                  COM              58155Q103    65205   742906 SH       SOLE                   121765        0   621141
MICROSOFT CORP                 COM              594918104    77709  2409583 SH       SOLE                   396627        0  2012956
NOVARTIS A G                   SPONSORED ADR    66987V109    67298  1214539 SH       SOLE                   201132        0  1013407
ORACLE CORP                    COM              68389X105    29386  1007743 SH       SOLE                   177178        0   830565
SANOFI                         SPONSORED ADR    80105N105    63193  1630783 SH       SOLE                   276741        0  1354042
THERMO FISHER SCIENTIFIC INC   COM              883556102    40858   724685 SH       SOLE                   145071        0   579614
TOTAL S A                      SPONSORED ADR    89151E109    54748  1070975 SH       SOLE                   183256        0   887719
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    65038  2350501 SH       SOLE                   386438        0  1964063